Notes Payable - SBA EIDL Loan	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Notes Payable - SBA EIDL Loan

9. Notes Payable – SBA EIDL Loan

On April 22, 2020, the Company, in coordination with its parent, Twin Vee Powercats, Inc., received an SBA Economic Injury Disaster Loan (“EIDL”) in the amount of $499,900. The loan in response to the COVID-19 Pandemic. The loan is a 30-year loan with an interest rate of 3.75%, monthly payments of $2,437 to begin April 22, 2021, under the EIDL program, which is administered through the Small Business Administration (“SBA”). Under the guidelines of the EIDL, the maximum term is 30 years; however, terms are determined on a case-by-case basis based on each borrower’s ability to repay and carry an interest rate of 3.75%. The EIDL loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties. The proceeds from this loan must be used solely as working capital to alleviate economic injury caused by the COVID-19 pandemic.

As part of the EIDL loan, the Company granted the SBA a continuing security interest in and to any and all collateral to secure payment and performance of all debts, liabilities and obligations of the Company to the SBA under the EIDL loan. The collateral includes substantially all tangible and intangible personal property of the Company.